CERTIFICATION

      Pursuant to Rule 497(j), Federated Income Securities Trust (1933 Act File No. 33-3164 and 1940 Act File No. 811-4577) ("Registrant") hereby certifies (a) that the form of Prospectuses and the Statement of Additional Information used with respect to Federated Short-Term Income Fund and Federated Intermediate Income Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 33 ("Amendment No. 33") to its Registration Statement and (b) that Amendment No. 33 was filed electronically.



Dated:  July 7, 1998                      By:   /s/ C. Grant Anderson
                                                --------------------------------
                                                C. Grant Anderson